Above / below market acquired time charters (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	$ 34,579
Beginning at carrying amount	0
Amortization	(9,949)	$ (11,696)
Accretion	2,662	0
Ending at carrying amount	48,605	34,579
Ending at carrying amount	(14,643)	0
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	34,579	46,275
Additions	23,975
Amortization	(9,949)	(11,696)
Ending at carrying amount	48,605	34,579
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	0	0
Additions	(17,305)
Accretion	2,662	0
Ending at carrying amount	$ (14,643)	$ 0